Earnings (loss) per share (EPS) - Summary of Profit (Loss) Attributable to Equity Holders of Parent and the Share Data Used in the Basic and Diluted EPS Computations (Detail) - BRL (R$)
R$ / shares in Units, shares in Thousands, R$ in Thousands
12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [line items]
Profit (loss) attributable to Equity holders of the parent	R$ (82,380)	R$ 44,255	R$ 75,129
Class A ordinary shares [member]
Earnings per share [line items]
Profit (loss) attributable to Equity holders of the parent	R$ (37,047)	R$ 19,902	R$ 33,786
Weighted average number of common shares outstanding (thousand)	22,603	22,603	22,603
Share-based compensation plan (thousands)		R$ 931	R$ 931
Basic earnings (loss) per share - R$	R$ (1.64)	R$ 0.88	R$ 1.49
Diluted earnings (loss) per share - R$	R$ (1.64)	R$ 0.85	R$ 1.44
Class B ordinary shares [member]
Earnings per share [line items]
Profit (loss) attributable to Equity holders of the parent	R$ (45,333)	R$ 24,353	R$ 41,343
Weighted average number of common shares outstanding (thousand)	27,658	27,658	27,658
Basic earnings (loss) per share - R$	R$ (1.64)	R$ 0.88	R$ 1.49
Diluted earnings (loss) per share - R$	R$ (1.64)	R$ 0.85	R$ 1.45